Discontinued Operations - Results of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Results of operations
Impairment of long-lived assets				¥ (292,795)
Net loss from discontinued operations, net of tax	$ 2,203	¥ 14,373	¥ (20,662)	(367,022)
Discontinued Operations, Held-for-sale | SEV related business
Results of operations
Revenues		870	9,654	8,376
Cost of sales		(2,437)	(18,981)	(12,264)
Gross loss		(1,567)	(9,327)	(3,888)
Operating expenses		(1,423)	(11,359)	(70,401)
Impairment of long-lived assets				(292,795)
Loss from operations of discontinued operations		(2,990)	(20,686)	(367,084)
Others, net			24	62
Loss from discontinued operations before income tax expense		(2,990)	(20,662)	(367,022)
Net loss from discontinued operations, net of tax		¥ (2,990)	¥ (20,662)	¥ (367,022)